Exhibit 99.1

GM Financial Automobile Leasing Trust 2025-2

5.050% Exchange Note

Class A-1 4.48100% Asset Backed Notes

Class A-2A 4.55% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 4.58% Asset Backed Notes

Class A-4 4.64% Asset Backed Notes

Class B 4.80% Asset Backed Notes

Class C 5.04% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/26
End of Period:	01/31/26
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	02/18/26
Distribution Date:	02/20/26
Transaction Month:	9

				Original Agg.
2025-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,410	04/01/2025	05/29/2025	$1,455,566,250

Total	44,410			$1,455,566,250

RECONCILIATION OF 2025-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$1,211,550,607

{2}	Reduction in Agg. Securitization Value due to payments	{2}	11,994,533
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	2,207,484
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	18,527,237
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	32,729,254

{7}	End of period Aggregate Securitization Value		{7}	$1,178,821,353

{8}	Pool Factor		{8}	80.987132%

RECONCILIATION OF 2025-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,380,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$1,135,984,357

{11}	Exchange Note Principal Payment Amount	{11}	32,729,254

{12}	End of period Exchange Note Balance	{12}	$1,103,255,103

{13}	Note Pool Factor	{13}	79.946022%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$187,040,000	$250,000,000	$217,000,000	$466,700,000	$64,800,000

{15}	Beginning of period Note Balance	{15}	$0	$211,728,223	$183,780,097	$466,700,000	$64,800,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	17,521,014	15,208,240	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$194,207,209	$168,571,857	$466,700,000	$64,800,000

{21}	Note Pool Factor	{21}	0.000000%	77.682884%	77.682883%	100.0000000%	100.000000%

			Class B	Class C	TOTAL
{22}	Original Note Balance	{22}	$64,760,000	$59,670,000	$1,309,970,000

{23}	Beginning of period Note Balance	{23}	$64,760,000	$59,670,000	$1,051,438,320

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	32,729,254
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0

{28}	End of period Note Balance	{28}	$64,760,000	$59,670,000	$1,018,709,066

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	77.765832%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$1,211,550,607

{31}	Ending Designated Pool Balance	{31}	1,178,821,353
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	1,178,821,353

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$32,729,254

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,135,984,357	$0	5.050%	30	30/360	$4,780,601

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2025-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$21,110,263
{37}	Net Liquidation Proceeds collected during period	{37}	22,620,782
{38}	Investment Earnings	{38}	119,800
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(119,800)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	43,731,045

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	1,009,626
{43}	To the 2025-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	4,780,601
{44}	To the 2025-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	32,729,254
{45}	To the 2025-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xiv)	{45}	0
{46}	To the 2025-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	5,211,564

{47}	Total Distributions:		{47}	$43,731,045

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$1,211,550,607
{49}	Ending Agg. Securitization Value	{49}	1,178,821,353
{50}	Principal Distributable Amount {48} - {49}		{50}	32,729,254

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	32,729,254

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (x) to the Required Pro Forma Note Balance			{53}	32,729,254

{54}	Noteholders’ Principal Distributable Amount Lesser of {52} and {53}				{54}	$32,729,254

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	4.48100%	31	Actual/360	$0
{56}	Class A-2A	$211,728,223	0	4.55%	30	30/360	802,803
{57}	Class A-2B	$183,780,097	0	4.20300%	31	Actual/360	665,147
{58}	Class A-3	$466,700,000	0	4.58%	30	30/360	1,781,239
{59}	Class A-4	$64,800,000	0	4.64%	30	30/360	250,560
{60}	Class B	$64,760,000	0	4.80%	30	30/360	259,040
{61}	Class C	$59,670,000	0	5.04%	30	30/360	250,614

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{62}	2025-2 Exchange Note Collections	{62}	$42,721,419
{63}	Investment Earnings	{63}	0
{64}	Investment Earnings - transferred from Exchange Note Collection Account	{64}	119,800
{65}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{65}	11,193
{66}	Optional Purchase Price	{66}	0
{67}	Indenture Section 5.4 disposition of Collateral	{67}	0
{68}	Available Funds:		{68}	42,852,412

{69}	Reserve Account Withdrawal Amount	{69}	0

{70}	Total Distributable Funds:		{70}	42,852,412

	Distributions:
{71}	To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	250
{74}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	802,803
{77}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	665,147
{78}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	1,781,239
{79}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	250,560
{80}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81}	Class B Noteholders’ Interest Distributable Amount	{81}	259,040
{82}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83}	Class C Noteholders’ Interest Distributable Amount	{83}	250,614
{84}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85}	Noteholders’ Principal Distributable Amount	{85}	32,729,254
{86}	To the Reserve Account, the Reserve Account Required Amount	{86}	0
{87}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{87}	0
{88}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{88}	0
{89}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{89}	0
{90}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	6,113,088

{93}	Total Distributions:		{93}	$42,852,412

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$927,008,320	$1,178,821,353	$0	$39,351,996	$0
{95}	Class B	991,768,320	1,178,821,353	0	39,092,956	0
{96}	Class C	1,051,438,320	1,178,821,353	0	38,842,342	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{97}	Excess Total Available Funds			{97}	$6,113,088
{98}	Beginning Note Balance	{98}	1,051,438,320
{99}	Principal payments through Indenture Section 8.3 (a) (i) through (xii)	{99}	32,729,254
{100}	Pro-Forma Note Balance		{100}	1,018,709,066

{101}	Ending Aggregate Securitization Value	{101}	1,178,821,353
{102}	11.0% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 10.5% Thereafter ($160,112,287)	{102}	160,112,287
{103}	Required Pro Forma Note Balance {101} - {102}		{103}	1,018,709,066

{104}	Excess of Pro Forma Balance minus Required Pro Forma Balance {100} - {103}			{104}	0

{105}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{105}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{106}	Ending Aggregate Securitization Value	{106}	$1,178,821,353
{107}	End of Period Note Balance	{107}	1,103,255,103
{108}	Overcollateralization	{108}	75,566,250
{109}	Overcollateralization %		{109}	6.41%

	Asset Backed Notes:
{110}	Ending Aggregate Securitization Value	{110}	1,178,821,353
{111}	End of Period Note Balance	{111}	1,018,709,066
{112}	Overcollateralization	{112}	160,112,287
{113}	Overcollateralization %		{113}	13.58%

RECONCILIATION OF 2025-2 CASH RESERVE ACCOUNT

{114}	Specified Reserve Balance		{114}	$3,638,916

{115}	Beginning of Period Reserve Account balance		{115}	$3,638,916
{116}	Investment Earnings	{116}	11,193
{117}	From the Indenture Collection Account, the Reserve Account Required Amount	{117}	0
{118}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{118}	0
{119}	Total Reserve balance available:		{119}	3,650,109

{120}	Specified Reserve Balance		{120}	3,638,916

{121}	Release Excess Cash to Indenture Collection Available Funds		{121}	11,193

{122}	End of period Reserve Account balance		{122}	$3,638,916

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$2,028,334	0.17%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)	{124}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	February 17, 2026

GM Financial

GMALT 2025-2

Supplemental Monthly Data

January 31, 2026

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,211,550,607	$1,006,762,054
Change	(32,729,254)	(18,953,225)
End of Period	$1,178,821,353	$987,808,829

Residual Value as % of Agg. Securitization Value		83.80%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	39,142	1,172,032,589	99.42%
31 - 60 days	144	4,760,430	0.40%
61 - 90 days	44	1,522,587	0.13%
91 - 120 days	15	505,747	0.04%
Total	39,345	1,178,821,353	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	324	9,414,582	3,000	95,098,023
Standard terminations	79	1,805,387	372	8,471,105
Total retained by lessee	403	11,219,969	3,372	103,569,128
Returned Vehicles
Early terminations	165	4,643,355	764	20,823,273
Standard terminations	103	2,663,912	291	7,482,848
Total returned to dealer	268	7,307,267	1,055	28,306,121
Charged off leases / Repossessed vehicles	79	2,207,484	638	19,864,440
Repurchases	0	0	0	0
Other	0	0	0	0
Total terminations	750	20,734,720	5,065	151,739,689

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	29	720,577	0.06%

Deferments	10	347,512	0.03%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	2,207,484	19,864,440
less: Sales proceeds	2,029,736	17,916,317
less: Excess wear and excess mileage received	1,232	2,578
less: Other amounts received	0	0
Net Credit (Gain) Loss	176,516	1,945,545

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	7,300,131	28,180,027
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	7,784,407	30,837,656
less: Excess wear and excess mileage received	42,081	86,833
less: Other recovery amounts	0	0
Residual (Gain) Loss	(526,357)	(2,744,462)

	Current Period	Prev. Month
Prepay Speed	0.7663%	0.7123%

Return Rate based on Scheduled to Terminate(2)	71.8499%	58.0645%

Return Rate based on Terminated Leases(3)	35.7333%	33.2859%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.